Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade And Other Receivables [Abstract]
Summary of trade and other receivables
	Non-current	Current	Total	Non-current	Current	Total
	2017	2017	2017	2016	2016	2016
	US$m	US$m	US$m	US$m	US$m	US$m
Trade receivables (a)	1	2,314	2,315	-	2,283	2,283
Other receivables	526	820	1,346	347	880	1,227
Prepayment of tolling charges to jointly controlled entities (b)	269	-	269	267	-	267
Pension surpluses (note 44)	871	-	871	625	-	625
Amounts due from equity accounted units	-	30	30	-	31	31
Other prepayments	57	279	336	103	266	369
	1,724	3,443	5,167	1,342	3,460	4,802

(a)

At 31 December 2017, trade and other receivables are stated net of provisions for doubtful debts of US$55 million (2016: US$66 million). Amounts of US$38 million were impaired during the year, and US$11 million of unused provision reversed.

(b)	These prepayments will be charged to Group operating costs as processing takes place.

Summary of ageing receivables

The ageing of these receivables is as follows:

	2017	2016
	US$m	US$m
less than 30 days overdue	122	196
between 30 and 60 days overdue	3	4
between 60 and 90 days overdue	17	7
more than 90 days overdue	3	23
	145	230